Share Capital and Share Premium - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	May 11, 2023	May 10, 2023	May 19, 2023	Jun. 30, 2023	May 02, 2023	Apr. 24, 2023	Dec. 31, 2022	May 13, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)								20,809,850
Price per share (in dollars per share)								$ 0.0001
Aggregate exercise price of warrant	$ 200.0
Exercise of Warrant
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate exercise price of warrant	$ 200.0
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)	10,000,000
Price per share (in dollars per share)				$ 0.0001			$ 0.0001
Ordinary Shares | Private Placement Transactions
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)			692,782		484,992	7,656,968
Proceeds from issuance of ordinary shares for initial public offering, net of issuance costs			$ 234.4
Issuance costs			$ 0.4
Ordinary Shares | Registered Direct Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)		10,937,500
Proceeds from issuance of ordinary shares for initial public offering, net of issuance costs		$ 349.3
Price per share (in dollars per share)		$ 32.00
Issuance costs		$ 0.7
Ordinary Shares | Exercise of Warrant
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)	10,000,000